PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of prepayments and other current assets

	As of December 31,
	2021	2022
	US$	US$
Prepayments	1,562,177	1,161,910
Deposits (a)	1,873,843	2,970,421
Others	619,901	804,992
	4,055,921	4,937,323

Note (a): The deposits represented the amounts that the Group paid to its CRO vendors for various outsourced research and development programs according to the terms of respective CRO agreements. The Group expects to recover the deposits if the programs fail or the agreements are cancelled.